STOCKHOLDERS' EQUITY	1 Months Ended
Oct. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 5 – STOCKHOLDERS’ EQUITY

Common Stock

The Company has 100,000,000 shares of common stock authorized at par value of $0.01. The holders of the issued and outstanding shares common stock are entitled to one vote per share on any matter to be voted on by the stockholders of the Company and are entitled to receive any dividends declared.

During the month ended October 31, 2016 the Company issued 250,000 shares of common stock in exchange for services totaling $2,500 valued at $0.01 par value .